Matthew A. Swendiman Direct: (513) 629-2750 MSwendiman@Graydon.com	August 27, 2014

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:	Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822); on behalf of the Wellington Shields All-Cap Fund (the “Fund”), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement'). The Amendment is the initial filing to establish the Fund as a new series of the Trust.

If you have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of Capital Management Investment Trust

cc:	Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111